Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2013
Vanguard Tax-Managed Balanced Fund - Admiral Shares | Vanguard Tax-Managed Balanced Fund
Expense Example, No Redemption:
1 YEAR	$ 12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Small-Cap Fund - Admiral Shares | Vanguard Tax-Managed Small-Cap Fund
Expense Example, No Redemption:
1 YEAR	14
3 YEAR	45
5 YEAR	79
10 YEAR	179
Vanguard Tax-Managed Small-Cap Fund - Institutional Shares | Vanguard Tax-Managed Small-Cap Fund
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128
Vanguard Developed Markets Index Fund - Admiral Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Tax-Managed Capital Appreciation Fund - Institutional Shares | Vanguard Tax-Managed Capital Appreciation Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Tax-Managed Growth and Income Fund - Institutional Shares | Vanguard Tax-Managed Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Developed Markets Index Fund - Institutional Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90
Vanguard Developed Markets Index Fund - ETF Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Developed Markets Index Fund - Investor Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard Developed Markets Index Fund - Institutional Plus Shares | Vanguard Developed Markets Index Fund
Expense Example, No Redemption:
1 YEAR	6
3 YEAR	19
5 YEAR	34
10 YEAR	77
Vanguard Tax-Managed Growth and Income Fund - Admiral Shares | Vanguard Tax-Managed Growth and Income Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	154
Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares | Vanguard Tax-Managed Capital Appreciation Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154